DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Australia - 6.9%
ASX Ltd.	1,080	$64,522
Aurizon Holdings Ltd.	10,793	27,412
BHP Group Ltd.	28,629	969,345
Coles Group Ltd.	7,573	95,509
Evolution Mining Ltd.	10,017	31,038
Fortescue Metals Group Ltd.	9,636	126,911
Medibank Pvt Ltd.	15,284	35,269
Rio Tinto Ltd.	2,069	177,417
Wesfarmers Ltd.	6,393	223,557

(Cost $1,555,367)		1,750,980

Austria - 0.2%
OMV AG
(Cost $44,939)	850	40,461

Belgium - 0.2%
Etablissements Franz Colruyt NV	294	11,782
Solvay SA	411	46,035

(Cost $59,443)		57,817

Brazil - 2.5%
Atacadao SA	2,922	10,805
B3 SA - Brasil Bolsa Balcao	35,196	99,610
BB Seguridade Participacoes SA	4,017	17,965
Engie Brasil Energia SA	977	7,561
Equatorial Energia SA	5,729	28,435
Hypera SA	2,332	15,164
TIM SA	4,882	12,898
Vale SA	23,139	414,478
Vibra Energia SA	6,600	30,222

(Cost $570,725)		637,138

Canada - 4.7%
Algonquin Power & Utilities Corp.	3,896	56,335
BCE, Inc.	423	22,201
Canadian Tire Corp. Ltd., Class A	337	49,651
Great-West Lifeco, Inc.	1,668	50,145
Hydro One Ltd., 144A	1,924	47,480
iA Financial Corp., Inc.	642	38,120
IGM Financial, Inc.	464	16,473
Manulife Financial Corp.	10,939	221,479
Nutrien Ltd.	3,220	276,747
Power Corp. of Canada	3,152	97,143
Shaw Communications, Inc., Class B	2,521	75,550
Sun Life Financial, Inc.(a)	3,299	173,384
TELUS Corp.	2,636	66,526

(Cost $976,858)		1,191,234

Chile - 0.3%
Antofagasta PLC	2,307	47,081
Cia Cervecerias Unidas SA	887	7,071
Enel Americas SA	135,071	15,890

(Cost $72,745)		70,042

China - 5.8%
A-Living Smart City Services Co. Ltd., 144A	3,110	5,580
Anhui Conch Cement Co. Ltd., Class A	1,300	8,303
Anhui Conch Cement Co. Ltd., Class H	7,411	39,741
Baoshan Iron & Steel Co. Ltd., Class A	7,500	8,582
China Coal Energy Co. Ltd., Class H	11,296	7,040
China Communications Services Corp. Ltd., Class H	13,781	7,566
China Construction Bank Corp., Class A	3,300	3,154
China Construction Bank Corp., Class H	543,751	407,794
China Feihe Ltd., 144A	19,867	23,697
China Hongqiao Group Ltd.	12,877	17,897
China Lesso Group Holdings Ltd.	5,922	9,080
China Medical System Holdings Ltd.	7,793	13,823
China Pacific Insurance Group Co. Ltd., Class A	2,800	11,732
China Pacific Insurance Group Co. Ltd., Class H	14,279	39,747
China Railway Group Ltd., Class A	6,600	6,495
China Railway Group Ltd., Class H	21,132	12,414
China Railway Signal & Communication Corp. Ltd., Class A	5,000	3,843
China Shenhua Energy Co. Ltd., Class A	2,700	10,800
China Shenhua Energy Co. Ltd., Class H	19,058	52,439
China State Construction Engineering Corp. Ltd., Class A	15,000	12,100
China Vanke Co. Ltd., Class A	4,000	12,171
China Vanke Co. Ltd., Class H	8,967	21,253
China Yangtze Power Co. Ltd., Class A	7,600	27,919
CIFI Holdings Group Co. Ltd.	17,897	12,460
Country Garden Holdings Co. Ltd.	46,092	35,747
Gemdale Corp., Class A	1,900	3,827
Haitian International Holdings Ltd.	3,475	9,273
Hello Group, Inc., ADR	966	9,206
Hengan International Group Co. Ltd.	4,040	21,431
Hengli Petrochemical Co. Ltd., Class A	2,000	7,889
Huaxin Cement Co. Ltd., Class A	600	1,953
Industrial & Commercial Bank of China Ltd., Class A	20,800	15,361
Industrial & Commercial Bank of China Ltd., Class H	319,250	190,806
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	2,510
Jiangsu Expressway Co. Ltd., Class H	6,017	6,438
Kingfa Sci & Tech Co. Ltd., Class A	1,300	2,213
Lenovo Group Ltd.	42,309	47,054
Logan Group Co. Ltd.	7,392	2,460
Longfor Group Holdings Ltd., 144A	10,174	54,427
New China Life Insurance Co. Ltd., Class A	900	5,434
New China Life Insurance Co. Ltd., Class H	4,363	12,480

Ningxia Baofeng Energy Group Co. Ltd., Class A	1,800	4,992
People’s Insurance Co. Group of China Ltd., Class H	48,404	15,549
PICC Property & Casualty Co. Ltd., Class H	40,506	42,768
Postal Savings Bank of China Co. Ltd., Class A	8,400	7,428
Postal Savings Bank of China Co. Ltd., Class H, 144A(a)	47,359	38,851
Powerlong Real Estate Holdings Ltd.	9,363	4,470
Seazen Group Ltd.	11,775	6,209
Seazen Holdings Co. Ltd., Class A	600	2,871
Shaanxi Coal Industry Co. Ltd., Class A	3,000	6,765
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	5,382
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,658	8,393
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	600	995
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	3,280
Sichuan Chuantou Energy Co. Ltd., Class A	2,000	3,813
Sinopharm Group Co. Ltd., Class H	7,591	18,342
Sinotruk Hong Kong Ltd.	3,750	5,586
Tingyi Cayman Islands Holding Corp.	10,981	24,284
Uni-President China Holdings Ltd.	6,780	7,028
Want Want China Holdings Ltd.	29,765	31,656
Yunnan Baiyao Group Co. Ltd., Class A	400	5,721
Zhejiang Expressway Co. Ltd., Class H	6,275	5,654
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	1,101
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,600	2,901
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,002	4,642

(Cost $1,593,545)		1,462,820

Denmark - 0.2%
Tryg A/S
(Cost $45,688)	1,984	45,117

Egypt - 0.0%
Eastern Co. SAE
(Cost $5,481)	5,836	4,031

Finland - 0.9%
Elisa OYJ	788	43,856
Fortum OYJ	2,480	52,480
Orion OYJ, Class B	590	27,826
UPM-Kymmene OYJ	3,084	107,382

(Cost $237,684)		231,544

France - 4.9%
AXA SA	10,923	297,823
Bouygues SA	1,335	48,013
Danone SA	3,680	224,484
Sanofi	6,412	673,167

(Cost $1,140,796)		1,243,487

Germany - 3.7%
Allianz SE	2,306	526,567
BASF SE	5,210	346,724
Evonik Industries AG	1,217	36,757
GEA Group AG	861	37,784

(Cost $957,317)		947,832

Greece - 0.1%
Hellenic Telecommunications Organization SA	1,265	25,291
JUMBO SA	603	8,663

(Cost $31,845)		33,954

Hong Kong - 3.8%
Beijing Enterprises Holdings Ltd.	2,992	10,205
BOC Hong Kong Holdings Ltd.	20,596	74,068
China Everbright Environment Group Ltd.	22,219	15,924
China Gas Holdings Ltd.	17,021	26,924
China Overseas Land & Investment Ltd.	21,287	64,975
China Resources Cement Holdings Ltd.	14,088	12,044
China Resources Land Ltd.	17,929	87,193
China State Construction International Holdings Ltd.	11,618	16,326
China Taiping Insurance Holdings Co. Ltd.	8,843	10,446
CK Infrastructure Holdings Ltd.	3,715	23,059
CLP Holdings Ltd.	9,372	95,415
Guangdong Investment Ltd.	16,026	21,536
Hang Lung Properties Ltd.	11,550	24,212
Hang Seng Bank Ltd.	4,266	78,728
Henderson Land Development Co. Ltd.	8,202	34,115
HKT Trust & HKT Ltd.(b)	22,243	30,004
Hopson Development Holdings Ltd.(a)	4,839	9,921
Kingboard Holdings Ltd.	3,805	17,750
Kingboard Laminates Holdings Ltd.	4,679	7,761
Kunlun Energy Co. Ltd.	22,061	21,571
Lee & Man Paper Manufacturing Ltd.	6,478	4,162
Nine Dragons Paper Holdings Ltd.	8,838	8,449
Power Assets Holdings Ltd.	8,058	50,790
Sino Land Co. Ltd.	18,394	23,141
SITC International Holdings Co. Ltd.	7,483	30,741
Sun Hung Kai Properties Ltd.	7,248	84,319
Wharf Real Estate Investment Co. Ltd.	9,302	41,726
Xinyi Glass Holdings Ltd.	10,386	27,581
Yuexiu Property Co. Ltd.	9,791	9,799

(Cost $1,043,989)		962,885

India - 1.1%
Bajaj Auto Ltd.	392	18,367
Bharat Petroleum Corp. Ltd.	4,853	22,530

GAIL India Ltd.	8,720	16,764
Hero MotoCorp Ltd.	714	24,026
Hindustan Petroleum Corp. Ltd.	3,635	13,182
Indian Oil Corp. Ltd.	11,225	17,132
ITC Ltd.	16,255	46,566
NTPC Ltd.	26,796	47,477
Petronet LNG Ltd.	3,887	11,107
Power Grid Corp. of India Ltd.	17,277	47,958

(Cost $247,456)		265,109

Indonesia - 1.2%
PT Adaro Energy Tbk	88,894	15,159
PT Bank Mandiri Persero Tbk	103,705	55,581
PT Bank Rakyat Indonesia Persero Tbk	381,732	120,894
PT Indofood Sukses Makmur Tbk	29,362	12,671
PT Telkom Indonesia Persero Tbk	274,169	82,821
PT Unilever Indonesia Tbk	40,718	10,429
PT United Tractors Tbk	9,021	15,635

(Cost $246,576)		313,190

Italy - 2.3%
Assicurazioni Generali SpA(a)	6,298	125,420
Enel SpA	45,912	340,300
Snam SpA	11,229	62,621
Terna - Rete Elettrica Nazionale	7,837	64,628

(Cost $660,432)		592,969

Japan - 11.6%
Asahi Kasei Corp.	7,000	65,487
Bridgestone Corp.	3,200	131,278
Daiwa House Industry Co. Ltd.	3,200	90,825
Honda Motor Co. Ltd.	9,200	281,572
Iida Group Holdings Co. Ltd.	800	14,746
ITOCHU Corp.	6,700	217,739
Kajima Corp.	2,600	34,855
KDDI Corp.	9,100	296,762
Kirin Holdings Co. Ltd.	4,700	77,840
Mitsubishi Gas Chemical Co., Inc.	900	15,918
Mitsui & Co. Ltd.	8,800	218,940
Mitsui Chemicals, Inc.	1,000	25,509
MS&AD Insurance Group Holdings, Inc.	2,478	84,016
Nintendo Co. Ltd.	630	317,366
Nippon Telegraph & Telephone Corp.	6,800	194,421
Nippon Yusen KK	900	83,377
Nomura Real Estate Holdings, Inc.	700	17,413
Obayashi Corp.	3,500	29,203
Osaka Gas Co. Ltd.	2,100	38,454
Sekisui House Ltd.	3,575	72,819
SoftBank Corp.	16,300	205,280
Sompo Holdings, Inc.	1,800	78,455
T&D Holdings, Inc.	3,000	43,864
Taisei Corp.	1,100	36,436
Tokio Marine Holdings, Inc.	3,600	205,482
Tosoh Corp.	1,600	24,839
USS Co. Ltd.	1,300	21,491

(Cost $2,689,949)		2,924,387

Kuwait - 0.1%
Mobile Telecommunications Co. KSCP
(Cost $21,978)	11,461	23,467

Malaysia - 0.8%
Malayan Banking Bhd	26,209	54,684
MISC Bhd	6,900	12,079
Petronas Gas Bhd	4,300	17,821
Public Bank Bhd	81,900	86,806
RHB Bank Bhd	9,409	13,222
Sime Darby Bhd	17,400	9,408

(Cost $160,371)		194,020

Mexico - 1.1%
Arca Continental SAB de CV	2,408	15,924
Coca-Cola Femsa SAB de CV	2,890	15,909
Grupo Mexico SAB de CV, Series B	17,445	89,707
Kimberly-Clark de Mexico SAB de CV, Class A	7,972	11,213
Megacable Holdings SAB de CV, Series CPO	2,100	6,200
Orbia Advance Corp. SAB de CV	5,706	14,611
Wal-Mart de Mexico SAB de CV	29,412	112,135

(Cost $198,690)		265,699

Netherlands - 1.2%
Koninklijke Ahold Delhaize NV	5,890	181,798
NN Group NV	1,491	71,643
Randstad NV	694	47,316

(Cost $276,849)		300,757

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $29,103)	10,577	32,247

Norway - 0.5%
Aker BP ASA	673	20,932
Gjensidige Forsikring ASA	1,183	29,314
Orkla ASA	4,126	38,728
Yara International ASA	920	46,870

(Cost $137,703)		135,844

Peru - 0.1%
Southern Copper Corp.
(Cost $27,553)	471	32,683

Philippines - 0.1%
Globe Telecom, Inc.	157	7,864
PLDT, Inc.	465	16,316

(Cost $19,908)		24,180

Poland - 0.2%
Cyfrowy Polsat SA	1,662	10,814
Polskie Gornictwo Naftowe i Gazownictwo SA	9,254	12,317
Powszechny Zaklad Ubezpieczen SA	3,311	24,962

(Cost $55,121)		48,093

Russia - 0.6%
Alrosa PJSC(c)	14,479	5,469
Inter RAO UES PJSC(c)	188,952	2,365
LUKOIL PJSC(c)	2,350	41,985
MMC Norilsk Nickel PJSC(c)	361	38,591
Mobile TeleSystems PJSC, ADR(c)	2,615	6,771
Novolipetsk Steel PJSC(c)	8,593	4,442
PhosAgro PJSC, GDR	781	4,756
Polymetal International PLC(c)	1,987	7,301
Polyus PJSC(c)	192	13,736
Severstal PAO(c)	1,174	4,971
Tatneft PJSC(c)	7,791	12,518

(Cost $553,237)		142,905

Saudi Arabia - 0.6%
Abdullah Al Othaim Markets Co.	313	9,294
Advanced Petrochemical Co.	552	11,035
Jarir Marketing Co.	337	18,756
Saudi Telecom Co.	3,322	100,943

(Cost $124,506)		140,028

Singapore - 1.5%
Oversea-Chinese Banking Corp. Ltd.	19,408	166,851
Singapore Exchange Ltd.	4,341	29,868
Singapore Technologies Engineering Ltd.	9,500	26,734
United Overseas Bank Ltd.	6,700	147,627
Venture Corp. Ltd.	1,500	19,371

(Cost $349,836)		390,451

South Africa - 1.2%
African Rainbow Minerals Ltd.	717	12,697
Anglo American Platinum Ltd.	296	45,973
Exxaro Resources Ltd.	1,338	17,150
Gold Fields Ltd.	5,184	72,071
Impala Platinum Holdings Ltd.	4,557	86,678
Kumba Iron Ore Ltd.	354	13,847
Sanlam Ltd.	10,475	43,832
SPAR Group Ltd.	1,027	10,905

(Cost $259,035)		303,153

South Korea - 1.0%
Cheil Worldwide, Inc.	367	6,868
DB Insurance Co. Ltd.	266	13,672
Korea Zinc Co. Ltd.	50	22,872
KT&G Corp.	643	42,676
LG Uplus Corp.	1,074	11,746
POSCO Holdings, Inc.	423	100,266
S-1 Corp.	100	5,805
Samsung Fire & Marine Insurance Co. Ltd.	178	28,202
Samsung Life Insurance Co. Ltd.	391	19,447
SK Telecom Co. Ltd.	148	6,721

(Cost $274,412)		258,275

Spain - 1.8%
Enagas SA	1,462	31,077
Iberdrola SA	32,844	375,544
Red Electrica Corp. SA	2,393	47,911

(Cost $368,314)		454,532

Sweden - 0.5%
Electrolux AB, Class B(a)	1,335	24,152
Lundin Energy AB	1,182	43,795
Securitas AB, Class B	1,711	20,839
Tele2 AB, Class B	2,736	36,453

(Cost $134,504)		125,239

Switzerland - 13.2%
Adecco Group AG	909	43,139
Baloise Holding AG	272	45,687
Holcim Ltd.	2,954	148,400
Novartis AG	12,405	1,086,291
Roche Holding AG	3,066	1,169,154
SGS SA	34	97,651
Swiss Life Holding AG	181	110,559
Swiss Re AG	1,702	162,919
Swisscom AG	151	90,621
Zurich Insurance Group AG	847	389,226

(Cost $3,173,547)		3,343,647

Taiwan - 6.3%
ASE Technology Holding Co. Ltd.	18,823	66,671
Asia Cement Corp.	11,638	18,722
Asustek Computer, Inc.	3,922	51,972
Cathay Financial Holding Co. Ltd.	44,036	97,858
Compal Electronics, Inc.	24,239	21,961
CTBC Financial Holding Co. Ltd.	106,040	102,693
Fubon Financial Holding Co. Ltd.	43,262	115,890
Hon Hai Precision Industry Co. Ltd.	70,724	259,839
Largan Precision Co. Ltd.	559	40,278
Lite-On Technology Corp.	12,223	29,822
MediaTek, Inc.	8,596	332,679
Micro-Star International Co. Ltd.	3,923	21,759
Nien Made Enterprise Co. Ltd.	981	12,632
Novatek Microelectronics Corp.	3,242	52,790
President Chain Store Corp.	3,144	29,326
Quanta Computer, Inc.	15,006	49,726
Shanghai Commercial & Savings Bank Ltd.	20,909	34,158
Shin Kong Financial Holding Co. Ltd.	67,589	27,122
SinoPac Financial Holdings Co. Ltd.	57,656	35,167
Synnex Technology International Corp.	7,966	20,430
Taishin Financial Holding Co. Ltd.	57,305	39,859
Taiwan Cement Corp.	28,761	48,576
Wiwynn Corp.	410	14,434
WPG Holdings Ltd.	8,868	17,619
Yuanta Financial Holding Co. Ltd.	55,200	48,929
Zhen Ding Technology Holding Ltd.	3,967	13,018

(Cost $1,335,267)		1,603,930

Thailand - 0.2%
Bangkok Commercial Asset Management PCL	3,800	2,547
Bangkok Commercial Asset Management PCL, NVDR	7,800	5,228
Osotspa PCL, NVDR	7,300	7,875
PTT Exploration & Production PCL, NVDR	8,100	33,838
Ratch Group PCL, NVDR	3,600	5,068
Sri Trang Gloves Thailand PCL, NVDR	6,000	4,728

(Cost $61,318)		59,284

Turkey - 0.2%
BIM Birlesik Magazalar AS	2,575	13,581
Eregli Demir ve Celik Fabrikalari TAS	7,664	17,186
Ford Otomotiv Sanayi AS	415	8,073

(Cost $36,553)		38,840

United Arab Emirates - 1.7%
Abu Dhabi National Oil Co. for Distribution PJSC	12,892	14,461
Aldar Properties PJSC	21,131	24,163
Emirates NBD Bank PJSC	14,222	55,369
Emirates Telecommunications Group Co. PJSC	19,654	187,173
First Abu Dhabi Bank PJSC	24,524	138,075

(Cost $294,509)		419,241

United Kingdom - 15.1%
3i Group PLC	5,421	97,139
Admiral Group PLC	1,126	44,977
Anglo American PLC	7,287	373,788
BAE Systems PLC	18,172	175,455
British American Tobacco PLC	12,291	537,869
GlaxoSmithKline PLC	28,360	588,056
Hargreaves Lansdown PLC	2,078	31,632
Imperial Brands PLC	5,337	117,367
National Grid PLC	20,617	312,812
Persimmon PLC	1,753	56,756
Rio Tinto PLC	6,345	493,011
Schroders PLC	678	27,873
St James’s Place PLC	3,131	58,961
Tesco PLC	43,637	169,649
Unilever PLC	14,496	728,695

(Cost $3,484,836)		3,814,040

TOTAL COMMON STOCKS (Cost $23,557,985)		24,925,552

PREFERRED STOCKS - 0.2%
Brazil - 0.2%
Cia Energetica de Minas Gerais	6,018	14,952
Gerdau SA	6,341	31,338

(Cost $44,513)		46,290

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree Emerging Markets High Dividend Fund	400	17,716
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)	2,350	56,047

TOTAL EXCHANGE-TRADED FUNDS (Cost $71,978)		73,763

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $222,775)	222,775	222,775

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
(Cost $30,678)	30,678	30,678

TOTAL INVESTMENTS — 99.9% (Cost $23,927,929)		$25,299,058
Other assets and liabilities, net — 0.1%		12,715

NET ASSETS — 100.0%		$25,311,773

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(d)
1,257	253,223	(193,963)	(5,694)	1,224	2,540	—	2,350	56,047
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
1,010,219	—	(787,444)(g)	—	—	14	—	222,775	222,775
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
—	2,101,696	(2,071,018)	—	—	16	—	30,678	30,678

1,011,476	2,354,919	(3,052,425)	(5,694)	1,224	2,570	—	255,803	309,500

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $343,537, which is 1.4% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $180,118.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2022 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,753,674	23.0%
Materials	4,590,001	18.3
Health Care	3,610,667	14.5
Consumer Staples	2,652,231	10.6
Communication Services	1,926,386	7.7
Utilities	1,915,162	7.7
Industrials	1,346,005	5.4
Information Technology	1,088,776	4.4
Consumer Discretionary	1,015,497	4.1
Real Estate	678,658	2.7
Energy	394,785	1.6

Total	$24,971,842	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
EURO STOXX 50 Futures	EUR	2	$89,473	$88,216	3/18/2022	$(1,257)
MSCI EAFE Futures	USD	1	113,700	107,990	3/18/2022	(5,710)
MSCI Emerging Markets Index Future	USD	1	60,760	58,775	3/18/2022	(1,985)

Total unrealized depreciation						$(8,952)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$24,787,403	$—	$138,149	$24,925,552
Preferred Stocks	46,290	—	—	46,290
Exchange-Traded Funds	73,763	—	—	73,763
Short-Term Investments(i)	253,453	—	—	253,453

TOTAL	$25,160,909	$—	$138,149	$25,299,058

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	$(8,952)	$—	$—	$(8,952)

TOTAL	$(8,952)	$—	$—	$(8,952)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2022, The investments were transferred from Level 1 to Level 3 was $291,441, due to the lack of observable market data due to a decrease in market activity.